Share Capital (Tables)	6 Months Ended
Jun. 30, 2025
Share Capital
Schedule of Weighted Average Assumptions Were Used for the Black-Scholes Valuation of Stock Options Granted	The fair value was determined using the Black-Scholes option-pricing model using the following weighted average assumptions:

	Six months ended June 30,
	2025	2024
Expected stock price volatility	108%	89%
Risk-free interest rate	4.00%	3.77%
Dividend yield	—	—
Expected life of options	5 years	5 years
Stock price on date of grant	$1.40	$1.07
Forfeiture rate	—	—

Summary of Stock Option Transactions

The following table summarizes the option activity for the six months ended June 30, 2025:

	Number of options	Weighted average exercise price
Balance at December 31, 2024	10,647,246	$2.80
Options granted	2,556,452	1.40
Options expired	(525,000)	5.83
Balance at June 30, 2025	12,678,698	$2.40

Summary of Stock Options Outstanding and Exercisable

The following table summarizes options outstanding and exercisable at June 30, 2025:

	Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$1.06	450,000	(1)	$1.06	450,000	$1.06
$2.66	800,000	0.55	$2.66	800,000	$2.66
$4.78	200,000	1.05	$4.78	200,000	$4.78
$4.94	200,000	1.68	$4.94	200,000	$4.94
$6.52	170,000	1.71	$6.52	170,000	$6.52
$7.45	100,000	1.78	$7.45	100,000	$7.45
$3.77	3,225,000	2.78	$3.77	3,225,000	$3.77
$3.85	200,000	2.90	$3.85	200,000	$3.85
$2.97	750,000	3.24	$2.97	416,666	$2.97
$1.07	100,000	3.80	$1.07	50,000	$1.07
$1.13	1,063,394	4.11	$1.13	—	$1.13
$1.36	2,000,000	4.17	$1.36	666,667	$1.36
$1.42	863,852	4.47	$1.42	300,000	$1.42
$1.35	1,598,853	4.74	$1.35	300,000	$1.35
$1.27	557,599	4.75	$1.27	—	$1.27
$1.78	400,000	4.98	$1.78	—	$1.78
	12,678,698	3.36	$2.40	7,078,333	$3.16
(1)
Options expired on September 4, 2023, however, due to a black-out on insider trading tied to the holder of the options, these options will remain eligible for exercise for a period of 10 business days subsequent to the lifting of the black-out.

Summary of RSU and DSU Activity

The following table summarizes the RSU activity for the six months ended June 30, 2025:

	Number of RSUs	Weighted average grant date fair value
Balance at December 31, 2024	1,780,614	$1.18
Granted	1,463,192	1.32
Forfeited	(35,354)	1.13
Balance at June 30, 2025	3,208,452	$1.26

The following table summarizes the DSU activity for the six months ended June 30, 2025:

	Number of DSUs	Weighted average grant date fair value
Balance at December 31, 2024	2,425,609	$3.09
Granted	501,856	1.35
Conversion of DSUs to common shares	(633,071)	3.74
Balance at June 30, 2025	2,294,394	$2.53

Summary of Share-based Compensation Recorded for Each Type of Award

Share-based compensation recorded for each type of award is as follows (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Options	$868	$347	$1,756	$1,157
RSUs	643	—	987	—
DSUs	355	223	543	2,094
Total	$1,866	$570	$3,286	$3,251